UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05977 )

Exact name of registrant as specified in charter:	Putnam New Jersey Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2009

Date of reporting period: August 31, 2008

Item 1. Schedule of Investments:

Putnam New Jersey Tax Exempt Income Fund
The fund's portfolio
8/31/08 (Unaudited)

Key to abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (97.6%)(a)
		Principal
	Rating(RAT)	amount	Value

New Jersey (83.5%)
Atlantic Cnty., COP (Pub. Fac. Lease Agreement), FGIC,
7.4s, 3/1/10	Aa3	$2,000,000	$2,125,920
Bayonne, G.O. Bonds (School Bldg.), FSA, 5s, 7/15/25	Aaa	2,009,000	2,064,067
Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds
(The Evergreens), 5 5/8s, 1/1/38	BB+/P	450,000	387,180
Casino Reinvestment Dev. Auth. Rev. Bonds, Ser. A,
MBIA, 5 1/4s, 6/1/21	AA	5,405,000	5,478,022
Essex Cnty., Impt. Auth. Rev. Bonds
Ser. 06, AMBAC, 5 1/4s, 12/15/20	Aa3	1,000,000	1,090,840
AMBAC, 5s, 12/15/23	Aa3	2,000,000	2,070,440
Freehold, Regl. High School Dist. G.O. Bonds, FGIC,
5s, 3/1/19	AA	1,500,000	1,623,480
Garden State Preservation Trust Rev. Bonds (Open Space
& Farmland 2005), Ser. A, FSA, 5 3/4s, 11/1/28	Aaa	2,000,000	2,309,020
Gloucester Cnty., Impt. Auth. Rev. Bonds
5s, 4/1/28	AA+	2,310,000	2,397,156
5s, 4/1/23	AA+	500,000	528,825
Hillsborough Twp., School Dist. G.O. Bonds, FSA,
5 3/8s, 10/1/21	Aaa	1,720,000	1,932,764
Jersey City, Swr. Auth. Rev. Bonds, AMBAC, 6 1/4s,
1/1/14	AA	1,700,000	1,875,015
Lafayette Yard, Cmnty. Dev. Rev. Bonds
(Hotel/Conference Ctr.), MBIA, 6 1/8s, 4/1/16
(Prerefunded)	A2	890,000	956,118
Middlesex Cnty., Impt. Auth. Lease Rev. Bonds
(Perth Amboy Muni. Complex), FGIC, 5s, 3/15/31	AA/P	1,500,000	1,426,065
(North Brunswick Twp.), Ser. A, FGIC, 5s, 10/1/20	A1	1,000,000	1,026,630
Middlesex Cnty., Util. Auth. Swr. Rev. Bonds, Ser. A,
MBIA, 6 1/4s, 8/15/10	AA	1,305,000	1,361,167
Millburn Twp., Board of Ed. G.O. Bonds, 5.35s, 7/15/17	Aa1	1,150,000	1,308,068
Monroe Twp., Muni. Util. Auth. Middlesex Cnty., Rev.
Bonds, FGIC, 5 1/8s, 2/1/17	Aa2	505,000	520,711
New Brunswick Pkg. Auth. Rev. Bonds, Ser. A, MBIA, 5s,
9/1/24	AA	1,225,000	1,253,432
Newark, Hsg. Auth. Rev. Bonds (Port Auth. Newark
Marine Term.), MBIA, 5 1/4s, 1/1/22 (Prerefunded)	AA	2,260,000	2,514,318
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, U.S. Govt. Coll.,
7 1/4s, 11/15/31 (Prerefunded)	AAA/F	1,000,000	1,149,600
(Newark Arpt. Marriot Hotel), 7s, 10/1/14	Ba1	1,300,000	1,301,040
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	1,500,000	1,434,405
(Burlington Coat Factory), 6 1/8s, 9/1/10	A2	720,000	722,210
(Cranes Mill), Ser. A, 6s, 7/1/38	BBB-/F	750,000	729,645
(Franciscan Oaks), 5 3/4s, 10/1/23	BB/P	1,755,000	1,674,954
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	2,950,000	2,815,038
(NJ Performing Arts Ctr.), Ser. C, AMBAC, 5 1/2s,
6/15/13	AA	1,500,000	1,502,055
(School Fac.), Ser. U, 5s, 9/1/37	AA-	2,000,000	2,008,620
(School Fac. Construction), Ser. Y, 5s, 9/1/33	AA-	500,000	502,340
Ser. U, FSA, 5s, 9/1/32	Aaa	1,000,000	1,021,790
(School Fac. Construction), Ser. P, 5s, 9/1/30	AA-	2,040,000	2,048,344
(School Fac. Construction), Ser. L, FSA, 5s, 3/1/24	Aaa	400,000	415,252
(School Fac. Construction), Ser. L, FSA, 5s, 3/1/23	Aaa	2,545,000	2,643,517
NJ Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds
(Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	200,000	163,662
NJ Econ. Dev. Auth. School VRDN, Ser. R-1, 2.50s,
9/1/31	VMIG1	390,000	390,000
NJ Econ. Dev. Auth. Solid Waste Mandatory Put Bonds
(Disp. Waste Mgt.), 5.3s, 6/1/14	BBB	1,500,000	1,462,245
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Gen. Hosp. Ctr.-Passaic Inc.), FSA, U.S. Govt. Coll.,
6 3/4s, 7/1/19 (Prerefunded)	Aaa	5,000,000	6,030,500
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	1,000,000	956,790
(Atlantic City Med.), 6 1/4s, 7/1/17	A+	560,000	591,623

(Atlantic City Med.), 6 1/4s, 7/1/17 (Prerefunded)	A+	440,000	494,340
(St. Peters U. Hosp.), 5 3/4s, 7/1/37	Baa2	760,000	720,100
(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29	BB+	1,750,000	1,604,908
(Atlantic City Med.), 5 3/4s, 7/1/25	A+	695,000	713,862
(Hackensack U. Med. Ctr.), AGO, 5 1/4s, 1/1/31	Aaa	1,000,000	1,038,780
(Hunterdon Med. Ctr.), Ser. A, 5 1/4s, 7/1/25	A-	700,000	709,359
(Englewood Hosp.), MBIA, FHA Insd., 5 1/4s, 2/1/16	AA	1,615,000	1,712,498
(Hlth. Care Fac. Good Shepherd), 5.1s, 7/1/21	BBB+	1,010,000	988,538
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/36	A-	500,000	455,890
(Englewood Hosp.), MBIA, FHA Insd., 5s, 8/1/31	AA	1,250,000	1,257,425
(Hosp. Asset Transformation), Ser. A, 5s, 10/1/28	AA-	1,000,000	992,450
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/26	A-	510,000	494,170
(South Jersey Hosp.), 5s, 7/1/25	A3	2,430,000	2,378,435
(Atlanticare Regl. Med. Ctr.), 5s, 7/1/23	A+	1,500,000	1,490,580
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/19	A-	595,000	608,881
(Children's Specialized Hosp.), Ser. A, 5s, 7/1/18	Baa3	1,000,000	977,930
NJ State G.O. Bonds
FGIC, 6s, 2/15/11	AAA	4,065,000	4,412,761
5s, 6/1/27	AA+/P	1,500,000	1,554,705
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	AA	2,400,000	1,060,512
NJ State Edl. Fac. Auth. Rev. Bonds
(Georgian Court College), Ser. C, U.S. Govt. Coll.,
6 1/2s, 7/1/33 (Prerefunded)	AAA	1,250,000	1,450,588
(Fairleigh Dickinson), Ser. C, 6s, 7/1/20	BBB-/F	1,000,000	1,030,560
(Fairleigh Dickinson), Ser. C, 5 1/2s, 7/1/23	BBB-/F	1,000,000	992,910
(Richard Stockton College), Ser. A, 5 3/8s, 7/1/38	A3	500,000	500,150
(Georgian Court U.), Ser. D, 5 1/4s, 7/1/27	Baa1	1,000,000	968,550
(NJ City U.), Ser. E, AGO, 5s, 7/1/28	Aaa	1,000,000	1,036,880
(Ramapo College of NJ), Ser. E, FGIC, 5s, 7/1/28
(Prerefunded)	A3	3,590,000	3,940,779
(William Paterson U.), Ser. C, AGO, 5s, 7/1/28	Aaa	2,000,000	2,065,740
(Richard Stockton College), Ser. F, MBIA, 5s, 7/1/27	A2	1,980,000	2,035,361
(College of NJ), Ser. D, FSA, 5s, 7/1/26	Aaa	1,000,000	1,035,270
(Richard Stockton College), Ser. F, MBIA, 5s, 7/1/26	A2	1,980,000	2,040,608
(William Patterson U.), Ser. A, FGIC, 5s, 7/1/22	A2	1,110,000	1,139,815
(Rowan U.), Ser. C, MBIA, 5s, 7/1/21 (Prerefunded)	AA	1,565,000	1,726,680
(Higher Ed. Cap. Impt. Fund), Ser. A, FSA, 5s, 9/1/17	Aaa	4,315,000	4,630,772
NJ State Edl. Fac. Auth. VRDN (Princeton U.), Ser. B,
2.40s, 7/1/21	VMIG1	2,600,000	2,600,000
NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds
Ser. E1, FSA, 5.7s, 5/1/20	Aaa	410,000	414,723
(Home Buyer), Ser. AA, MBIA, 5.3s, 4/1/26	Aaa	235,000	235,014
NJ State Hwy. Auth. Rev. Bonds (Garden State Pkwy.)
6.2s, 1/1/10 (Prerefunded)	AAA	1,095,000	1,129,755
5 5/8s, 1/1/30 (Prerefunded)	AAA	3,000,000	3,175,110
NJ State Tpk. Auth. Rev. Bonds
Ser. C, MBIA, 6 1/2s, 1/1/16 (Prerefunded)	AA	4,000,000	4,628,960
Ser. A, AMBAC, 5s, 1/1/30	AA	3,000,000	3,009,990
Ser. A, FSA, 5s, 1/1/20	Aaa	6,000,000	6,239,216
NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans.
Syst.), Ser. A, AMBAC, 5s, 12/15/27	AA	2,475,000	2,535,761
North Bergen Twp., Muni. Util. Auth. Swr. Rev. Bonds,
MBIA
zero %, 12/15/27	A2	1,005,000	368,634
zero %, 12/15/26	A2	1,000,000	389,850
Northern Burlington Cnty., Regl. School Dist. G.O.
Bonds, FGIC, 5 1/4s, 4/1/17	Aa2	1,130,000	1,254,153
Ocean City, Util. Auth. Waste Wtr. Rev. Bonds, MBIA,
5 1/4s, 1/1/22	Aa1	2,000,000	2,197,480
Rutgers State U. COP, AMBAC, 5s, 1/1/24	AA	1,800,000	1,858,428
Rutgers State U. Rev. Bonds
Ser. A, 6.4s, 5/1/13	AA	3,865,000	4,221,855
Ser. E, FGIC, 5s, 5/1/25	AA	1,330,000	1,368,836
Salem Cnty., Poll. Control Fin. Auth. Rev. Bonds, Ser.
A, 5 3/4s, 4/1/31	Baa1	1,250,000	1,166,113
South Jersey Port. Corp. Rev. Bonds, 5.2s, 1/1/23	A	1,250,000	1,252,300
Stony Brook, Regl. Swr. Rev. Bonds, Ser. B, 5.45s,
12/1/12	Aa2	1,000,000	1,054,860
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/8s, 6/1/32 (Prerefunded)	Aaa	1,500,000	1,708,920
6s, 6/1/37 (Prerefunded)	Aaa	4,500,000	5,021,505
Ser. 1A, 5s, 6/1/29	BBB	5,200,000	4,067,856
Ser. 1A, 4 5/8s, 6/1/26	BBB	2,000,000	1,638,180
Ser. 1A, 4 1/2s, 6/1/23	BBB	1,865,000	1,678,631
Trenton, Pkg. Auth. Rev. Bonds, FGIC, 5 1/2s, 4/1/30
(Prerefunded)	Baa2	2,500,000	2,633,350
U. of Medicine & Dentistry Rev. Bonds, Ser. E, MBIA,
6 1/2s, 12/1/12 (Prerefunded)	AA	4,000,000	4,338,000
			172,261,135

New York (3.0%)
Port Auth. NY & NJ Rev. Bonds, Ser. 93rd, 6 1/8s,
6/1/94	Aa3	5,000,000	5,578,450
Port Auth. NY & NJ Special Oblig. Rev. Bonds (Kennedy
Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	600,000	600,192
			6,178,642

Pennsylvania (4.0%)
Delaware River Joint Toll Bridge Comm. Rev. Bonds,

5 1/4s, 7/1/14	A2	540,000	586,337
Delaware River Port Auth. Rev. Bonds (Port Dist.),
Ser. B, FSA, 5 5/8s, 1/1/26	Aaa	7,500,000	7,716,000
			8,302,337

Puerto Rico (7.1%)
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser.
A
6s, 7/1/44	Baa3	2,800,000	2,907,072
6s, 7/1/38	Baa3	4,500,000	4,696,380
Cmnwlth. of PR, Hsg. Fin. Corp. Rev. Bonds, Ser. B,
GNMA Coll, FNMA Coll, FHLMC Coll., 4.45s, 6/1/27	Aaa	430,000	429,149
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. W, 5 1/2s, 7/1/15	A-	1,000,000	1,055,130
Ser. X, 5 1/2s, 7/1/13	A-	380,000	397,997
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,036,200
Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A,
5 1/4s, 8/1/24	Baa3	1,250,000	1,248,600
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. I, Cmnwlth. of PR Gtd.
5 1/4s, 7/1/29	Baa3	570,000	562,145
5 1/4s, 7/1/29 (Prerefunded)	Baa3	680,000	745,940
U. of PR Rev. Bonds, Ser. P, 5s, 6/1/24	Baa2	1,500,000	1,458,480
			14,537,093

TOTAL INVESTMENTS

Total investments (cost $196,086,938) (b)			$201,279,207

NOTES

(a) Percentages indicated are based on net assets of $206,257,410.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at August 31, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at August 31, 2008 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $196,086,938, resulting in gross unrealized appreciation and depreciation of $7,670,292 and $2,478,023, respectively, or net unrealized appreciation of $5,192,269.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at August 31, 2008.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at August 31, 2008 (as a percentage of net assets):

Education	17.0%
Transportation	15.4
State Government	14.8
Healthcare	13.4
Local Government	11.4

The fund had the following insurance concentrations greater than 10% at August 31, 2008 (as a percentage of net assets):

FSA	17.7%
MBIA	15.8
FGIC	10.4

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of August 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$-	$-

Level 2	$201,279,207	$-

Level 3	$-	$-

Total	$201,279,207	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New Jersey Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 28, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 28, 2008